Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Schedule of interests in other entities
Name of company	Principal place of business	Nature of business activities	Percentage held directly by the Company	Rate of shares held by the Company
			%
Safe-T Data A.R Ltd.	Israel	Development of data security software	100	100
Safe-T USA Inc.	USA	Business development and sales in the USA	-	100
RSAccess Ltd.*	Israel	Development of data security software	Ceased operation

*	RSAccess Ltd. (hereinafter - "RSAccess") completed its merger into Safe-T on September 2017. For further details see Note 20(b).